Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 1,768,853	$ 1,458,286
Egypt limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	75,165	101,226
Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	158,026	167,084
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,535,662	$ 1,189,976
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,789,258
Carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	39,377
Carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	40,680
Carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	276,819
Carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,778
Carrying amount | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	310,841
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,110,763
Carrying amount | Egypt limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	77,683
Carrying amount | Egypt limited recourse debt facilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	29,525
Carrying amount | Egypt limited recourse debt facilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	31,552
Carrying amount | Egypt limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,606
Carrying amount | Egypt limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Egypt limited recourse debt facilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Egypt limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	161,575
Carrying amount | Other limited recourse debt facilities | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	9,852
Carrying amount | Other limited recourse debt facilities | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	9,128
Carrying amount | Other limited recourse debt facilities | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,213
Carrying amount | Other limited recourse debt facilities | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,778
Carrying amount | Other limited recourse debt facilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	10,841
Carrying amount | Other limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	110,763
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	1,550,000
Carrying amount | Unsecured notes | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	250,000
Carrying amount | Unsecured notes | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300,000
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 1,000,000